STOCK-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-Based Compensation Expense

Total stock-based compensation expense recognized in the Company’s condensed consolidated statements of operations is classified as follows:

	Three months ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Cost of revenue	$—	$119,880	$105,734	$245,512
Research and development	—	126,864	93,425	265,914
Selling and marketing	6,381	(280,124)	202,869	(199,199)
General and administrative	291,101	483,952	392,618	752,460
Total stock-based compensation expense	$297,482	$450,572	$794,646	$1,064,687

Total stock-based compensation expense recognized in the Company’s consolidated statements of operations is classified as follows:

	Year ended December 31,
	2024	2023
Cost of revenue	$466,658	$640,847
Research and development	476,666	617,386
Selling and marketing (1)	(181,160)	266,675
General and administrative	1,103,931	965,501
Total stock-based compensation expense	$1,866,095	$2,490,409

_______________

(1)
Includes the reversal of stock compensation expense due to the departure of our Chief Marketing and Sales Officer in April 2024 and the resultant forfeiture of his unvested awards.

Schedule of Restricted Stock Units	The following table shows a summary of the Company's RSUs outstanding as of June 30, 2025 and December 31, 2024 as well as activity the period then ended:

	RSUs
	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2024	4,562	$223.07
RSUs vested	(1,869)	$223.21
RSUs forfeited	(275)	$36.42
Unvested at June 30, 2025	2,418	$244.19

The following table shows a summary of the Company's RSUs outstanding as of December 31, 2024 as well as activity the year then ended:

	RSUs
	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2023	22,213	$208.80
RSUs granted	45,725	$5.38
RSUs vested	(52,789)	$24.33
RSUs forfeited	(10,587)	$94.46
Unvested at December 31, 2024	4,562	$223.07
The
Summary of Stock Options Activity	A summary of stock option activity is as follows:

	Number of Stock Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2024	218,430	$40.80	7.1	$7,375.15
Options cancelled or forfeited	(82,919)	$23.99
Options outstanding at June 30, 2025	135,511	$51.08	4.6	$—
Options exercisable at June 30, 2025	95,254	$63.62	2.9	$—
Options vested and expected to vest at June 30, 2025	135,511	$51.08	4.6	$—
A summary of stock option activity is as follows:

	Number of Stock Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2023	188,865	$74.41	7.9	$—
Options granted	64,564	$2.77
Options exercised	—	$—
Options cancelled or forfeited	(34,999)	$152.01
Options outstanding at December 31, 2024	218,430	$40.80	7.1	$7,375.15
Options exercisable at December 31, 2024	143,214	$49.70	6.1	$7,375.15
Options vested and expected to vest at December 31, 2024	218,430	$40.80	7.0	$7,375.15

Summary of Assumptions Utilized for Option Grants	A summary of the weighted-average assumptions the Company utilized for option grants during the six months ended June 30, 2025 and 2024, respectively, are as follows:

	Six Months Ended June 30,
	2025	2024
Expected term (in years)	N/A	4.0
Expected volatility	N/A	47.8%
Risk-free interest rate	N/A	4.0%
Expected dividend yield	N/A	0.0%
A summary of the assumptions the Company utilized for option grants during the years ended December 31, 2024 and 2023, respectively, are as follows:

	Year ended December 31,
	2024	2023
Expected term (in years)	4.0	0.75-5.0
Expected volatility	47.8% - 55.0%	44.9%-47.6%
Risk-free interest rate	4.0% - 4.5%	3.8%-5.5%
Expected dividend yield	0.0%	0.0%